Contingent assets/liabilities (Details)	Dec. 31, 2023 USD ($) Payment
Contingent liabilities [Abstract]
Contingent liabilities	$ 0
Rhyolite Ridge [Member] | Boundary Peak Minerals LLC [Member]
Contingent liabilities [Abstract]
Number of progress payments made | Payment	4
Contingent liability settlement payable amount	$ 3,000,000
Exchange rate	0.75